COMMITMENTS AND CONTINGENCIES (Details Narrative)											1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) a $ / shares	Dec. 29, 2023 USD ($) $ / shares shares	Nov. 10, 2023 USD ($) a	Oct. 04, 2023 $ / shares shares	Sep. 21, 2023 shares	Apr. 20, 2023 $ / shares shares	Jul. 28, 2022 USD ($)	Jul. 11, 2022 USD ($)	May 01, 2022 USD ($)	Sep. 14, 2021 shares	Apr. 30, 2023 shares	Mar. 31, 2023 USD ($) a	Apr. 30, 2024 USD ($) a $ / shares	Apr. 30, 2024 USD ($) a $ / shares	Oct. 31, 2023 USD ($) a $ / shares	Feb. 26, 2024 $ / shares	Oct. 16, 2023 $ / shares	Jul. 10, 2023 $ / shares	Feb. 28, 2023 a	Oct. 31, 2022 USD ($) $ / shares	May 27, 2022 USD ($)	Jan. 31, 2022 $ / shares
Loss Contingencies [Line Items]
Area of land | a	8,417												8,417	8,417	8,417
Non refundable payment																				$ 252,512	$ 252,512
Annual retainer, additional															$ 3,341
Common stock, par value | $ / shares	$ 0.0001												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Share Price | $ / shares																	$ 0.27
Trio LLC [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash net, shares | shares										4,900,000
Consulting fee									$ 35,000
Accrued interest expense															$ 406,000
Warrant [Member]
Loss Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 0.80				$ 1.03
Issuance of common stock for cash net, shares | shares					451,831	100,000
Debt Instrument, Term						5 years
Share Price | $ / shares						$ 3.30
IPO [Member]
Loss Contingencies [Line Items]
Directors fees													$ 54,000	$ 110,685	$ 156,154
Issuance of common stock for cash net, shares | shares											375,000
Director [Member]
Loss Contingencies [Line Items]
Annual retainer, additional								$ 50,000
Board Committee [Member]
Loss Contingencies [Line Items]
Annual retainer, additional								$ 10,000
Advisors [Member]
Loss Contingencies [Line Items]
Non refundable payment							$ 25,000
Agreement with advisors, description				i) a cash fee 7.5% of the aggregate proceeds raised in the sale and ii) warrants to purchase a number of common shares equal to 5% of the number of common shares initially issuable upon conversion of each note tranche; warrants to purchase			cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO. For a period of 18 months following the July 28, 2023 expiration of the agreement, Spartan shall be entitled to receive the same 7.5% cash fee and 5% warrant coverage compensation under the “tail” terms of the agreement with respect to financing transactions the Company consummates with any party contacted or introduced by Spartan to the Company prior to the expiration of the Spartan agreement.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		55,000		83,333
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.55		$ 1.32
Legal cost							$ 150,000
IPO [Member] | Warrant [Member]
Loss Contingencies [Line Items]
Public offering price percentage						110.00%
A R L O Agreement [Member]
Loss Contingencies [Line Items]
Area of land | a			960
Percentage of interest to acquire in leases			20.00%
Payment for Acquisition, Loan and Lease, Held-for-Investment			$ 2,000,000
A R L O Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Payment for Acquisition, Loan and Lease, Held-for-Investment			$ 500,000
Amended AR Agreement [Member]
Loss Contingencies [Line Items]
Amount agreed to fund as per amended agreement		$ 200,000
Amended A R L O Agreement [Member]
Loss Contingencies [Line Items]
Percentage of interest to acquire in leases		2.00%
Purchase price of lease, total		$ 500,000
Proceeds from Lease Payment, Operating Activity	$ 225,000
Interest to acquire infrastructure, rate	2.25%
Parcel One [Member]
Loss Contingencies [Line Items]
Area of land | a	480												480	480
Parcel Two [Member]
Loss Contingencies [Line Items]
Area of land | a	320												320	320
Leasehold [Member]
Loss Contingencies [Line Items]
Area of land | a	800												800	800
First Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	8,417												8,417	8,417	8,417
Non refundable payment																				$ 252,512
Second Aforementioned [Member]
Loss Contingencies [Line Items]
Area of land | a	160												160	160	160
Delay rental payments | a	30												30	30
Payments for Rent															$ 30
Second Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a	160												160	160	160
Delay rental payments | a	30												30	30	30
First Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a												360							360
Delay rental payments | a												25							25
Payments for Rent												$ 25
Second Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a												307.75							307.75
Delay rental payments | a												30							30
Lease, term												20 years							20 years
Payments for Rent												$ 30